Organization and Plan of Business Operations (Details Textual) (USD $)	1 Months Ended		12 Months Ended		35 Months Ended		1 Months Ended
	May 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Feb. 22, 2013	Mar. 28, 2013 Subsequent Event [Member]	Feb. 25, 2013 Subsequent Event [Member]	Feb. 25, 2013 Aqr Funds [Member]	Feb. 25, 2013 Aqr Funds [Member] Subsequent Event [Member]	Feb. 25, 2013 Chardan Capital Markets [Member] Subsequent Event [Member]	Mar. 28, 2013 Maximum [Member] Aqr Funds [Member] Subsequent Event [Member]	May 31, 2011 Under Writer [Member]
Proceeds from initial public offering		$ 34,712,656	$ 0	$ 36,000,000	$ 36,000,000								$ 518,096
Deferred underwriters fees		1,008,000	1,022,833	1,022,833	1,022,833								14,833
Proceeds from private placement of insider warrants		1,638,800	0	1,638,800	1,638,800
Shares Issued During Period In Excess Of Over Allotment To Under Writers	52,975
Business Combination, Control Obtained Description			In the event that shareholders owning 83% or greater of the total number of shares issued in the Offering ("Public Shares") exercise their redemption rights, including shares redeemed in connection with the Extension, the Business Combination will not be consummated.
Business Combination Shares Conversion Price Per Share			$ 10.02
Stock Issued During Period, Shares, New Issues				3,600,000
Assets Held-in-trust			36,620,933		36,620,933
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
Business Acquisition, Purchase Price Allocation, Liabilities Assumed						175,000,000
Sale of Stock, Price Per Share		$ 10
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net, Total						200,000,000
Business Acquisition, Share Price								$ 10.02		$ 10.55
Stock Redeemed or Called During Period, Shares							3,008,955					23,014
Stock Redeemed or Called During Period, Value							30,149,729.10
Stock Issued During Period, Shares, Acquisitions										535,000
Put Agreement Fee Per Share									$ 0.1		$ 0.2
Put Agreement Fee										53,500	107,000
Additional Put Agreement Fee Per Share										$ 0.2
Additional Put Agreement Fee										107,000
Stock Issued During Period, Value, Acquisitions								5,360,700
Business Combination, Acquisition Related Costs			520,672
Expenses Paid By Legal Counsel On Behalf Of Entity			1,829
Payments for Legal Settlements			$ 514,648		$ 514,648